PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of components of other current assets which are included in the prepaid expenses and other current assets

Components of other current assets which are included in the prepaid expenses and other current assets are as follows:

	As of December 31,
	2020	2021

Receivable from payment processing agencies (1)	$185	$224
Prepayment to suppliers	2,902	3,600
Rental deposits and prepaid rents	386	500
Deferred expenses	622	654
Others	1,081	2,969
Total	$5,176	$7,947